UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2007 (Unaudited)

DWS Small Cap Growth Fund

	Shares	Value ($)

Common Stocks 99.9%
Consumer Discretionary 33.9%
Hotels Restaurants & Leisure 12.5%
Buffalo Wild Wings, Inc.* (a)	294,880	12,264,059
Chipotle Mexican Grill, Inc. "A"* (a)	162,730	13,877,614
Einstein Noah Restaurant Group, Inc.* (a)	202,100	3,413,469
McCormick & Schmick's Seafood Restaurants, Inc.*	276,440	7,170,854
Orient-Express Hotels Ltd. "A"	213,010	11,374,734

		48,100,730
Internet & Catalog Retail 2.9%
NutriSystem, Inc.* (a)	160,600	11,216,304

Specialty Retail 13.3%
bebe stores, inc. (a)	400,260	6,408,163
Citi Trends, Inc.* (a)	113,800	4,319,848
Guess?, Inc.	609,700	29,289,988
J. Crew Group, Inc.* (a)	101,600	5,495,544
Zumiez, Inc.* (a)	152,500	5,761,450

		51,274,993
Textiles, Apparel & Luxury Goods 5.2%
Under Armour, Inc. "A"* (a)	182,340	8,323,821
Volcom, Inc.* (a)	237,800	11,920,914

		20,244,735
Energy 10.6%
Energy Equipment & Services 3.0%
Atwood Oceanics, Inc.*	166,600	11,432,092
Oil, Gas & Consumable Fuels 7.6%
Carrizo Oil & Gas, Inc.* (a)	366,040	15,179,679
Clean Energy Fuels Corp.*	244,200	3,067,152
EXCO Resources, Inc.* (a)	318,410	5,553,070
Western Refining, Inc. (a)	99,290	5,738,962

		29,538,863
Financials 5.4%
Commercial Banks 2.4%
Signature Bank*	275,950	9,409,895
Diversified Financial Services 3.0%
Portfolio Recovery Associates, Inc. (a)	189,290	11,361,186
Health Care 17.4%
Health Care Equipment & Supplies 7.0%
Hologic, Inc.* (a)	207,680	11,486,781
Kyphon, Inc.*	85,200	4,102,380
Orthofix International NV*	124,294	5,589,501
West Pharmaceutical Services, Inc.	125,890	5,935,713

		27,114,375
Health Care Providers & Services 7.0%
inVentiv Health, Inc.*	243,110	8,900,257
Nighthawk Radiology Holdings, Inc.* (a)	225,640	4,072,802
Providence Service Corp.* (a)	348,270	9,305,775
Radiation Therapy Services, Inc.* (a)	130,000	3,424,200
Skilled Healthcare Group, Inc. "A"*	82,300	1,276,473

		26,979,507
Health Care Technology 3.4%
Allscripts Healthcare Solutions, Inc.* (a)	328,730	8,376,040
Systems Xcellence, Inc.*	159,000	4,574,430

		12,950,470
Industrials 7.2%
Aerospace & Defense 2.8%
BE Aerospace, Inc.*	266,240	10,995,712
Commercial Services & Supplies 1.1%
Huron Consulting Group, Inc.*	58,700	4,285,687
Construction & Engineering 1.2%
Aecom Technology Corp.*	182,800	4,535,268

Machinery 0.9%
Watts Water Technologies, Inc. "A" (a)	95,000	3,559,650
Trading Companies & Distributors 1.2%
H&E Equipment Services, Inc.*	165,550	4,592,357
Information Technology 24.3%
Electronic Equipment & Instruments 2.9%
Itron, Inc.* (a)	145,670	11,353,520
Internet Software & Services 7.9%
Bankrate, Inc.* (a)	157,400	7,542,608
CyberSource Corp.* (a)	423,800	5,111,028
Digital River, Inc.*	302,520	13,689,030
Perficient, Inc.* (a)	206,100	4,266,270

		30,608,936
IT Services 4.3%
Euronet Worldwide, Inc.* (a)	408,060	11,899,030
Forrester Research, Inc.*	161,000	4,528,930

		16,427,960
Semiconductors & Semiconductor Equipment 7.4%
FEI Co.*	286,690	9,305,957
FormFactor, Inc.*	290,410	11,122,703
Standard Microsystems Corp.*	131,700	4,522,578
Tessera Technologies, Inc.*	91,700	3,718,435

		28,669,673
Software 1.8%
THQ, Inc.* (a)	221,120	6,748,582
Materials 1.1%
Metals & Mining
A.M. Castle & Co.	41,100	1,475,901
Haynes International, Inc.*	32,500	2,743,975

		4,219,876

Total Common Stocks (Cost $275,947,209)		385,620,371
Securities Lending Collateral 36.9%
Daily Assets Fund Institutional, 5.36% (b) (c) (Cost $142,336,480)	142,336,480	142,336,480
Cash Equivalents 3.0%
Cash Management QP Trust, 5.34% (b) (Cost $11,748,999)	11,748,999	11,748,999
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 430,032,688)	139.8	539,705,850
Other Assets and Liabilities, Net	(39.8)	(153,608,091)

Net Assets	100.0	386,097,759

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2007 amounted to $138,969,343 which is 36.0% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 8, 2007